Stock-based Compensation - Stock Option Activity (Details) - USD ($)					3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 15, 2021	Aug. 18, 2021	Jul. 13, 2021	Jun. 18, 2021	Sep. 30, 2022	Sep. 30, 2021	Sep. 30, 2022	Sep. 30, 2021	Dec. 31, 2021	Dec. 31, 2020
Shares
Shares, Options granted (in shares)										0
Shares, Options exercised (in shares)	(1,454)		(364)	(1,838)
Additional disclosures
One-time stock -based compensation charge					$ 388,000	$ 10,720,000	$ 1,957,000	$ 10,457,000	$ 12,752,000	$ 1,323,000
Certain employees | First anniversary date of employee retroactively
Additional disclosures
One-time stock -based compensation charge		$ 1,600,000
Stock options
Shares
Shares outstanding, Beginning balance (in shares)							17,701
Shares, Options granted (in shares)							11,204
Shares, Options cancelled (in shares)							(6,084)
Shares outstanding, Ending balance (in shares)					22,821		22,821		17,701
Shares, Exercisable (in shares)					13,476		13,476
Shares, Vested and expected to vest (in shares)					22,820		22,820
Weighted Average Exercise Price
Weighted Average Exercise Price Outstanding, Beginning balance (in dollars per share)							$ 398.50
Weighted Average Exercise Price, Options granted (in dollars per share)							59.00
Weighted Average Exercise Price, Options cancelled (in dollars per share)							148.50
Weighted Average Exercise Price Outstanding, Ending balance (in dollars per share)					$ 298.50		298.50		$ 398.50
Weighted Average Exercise Price, Exercisable (in dollars per share)					442.00		442.00
Weighted Average Exercise Price, Vested and expected to vest (in dollars per share)					$ 298.50		$ 298.50
Weighted Average Remaining Contractual Life
Weighted Average Remaining Contractual Life Outstanding							8 years 9 months 18 days
Weighted Average Remaining Contractual Life, Exercisable							8 years 4 months 24 days
Weighted Average Remaining Contractual Life, Vested and expected to vest							8 years 9 months 18 days
Additional disclosures
Vesting Period							4 years		4 years
Unrecognized share-based expenses					$ 800,000		$ 800,000		$ 900,000
Weighted average period							2 years 8 months 12 days		2 years 4 months 24 days
Option expiration period							10 years		10 years
Stock options | Certain employees
Shares
Shares, Options granted (in shares)		15,814								0
Stock options | Certain employees | First anniversary date of employee retroactively
Additional disclosures
Vesting percentage		25.00%
Stock options | Certain employees | Last day of each of next 36 months
Additional disclosures
Vesting percentage		75.00%
Vesting Period		36 months
2003 Stock Incentive Plan, as amended and restated
Shares
Shares outstanding, Beginning balance (in shares)							17,702	1	1	1
Shares, Vested options obtained due to merger (in shares)									7,329
Shares, Options granted (in shares)									15,814
Shares, Options exercised (in shares)									(3,654)
Shares, Options cancelled (in shares)									(1,788)
Shares outstanding, Ending balance (in shares)									17,702	1
Shares, Exercisable (in shares)									12,002
Shares, Vested and expected to vest (in shares)									17,701
Weighted Average Exercise Price
Weighted Average Exercise Price Outstanding, Beginning balance (in dollars per share)							$ 442.50	$ 106,534,131.00	$ 106,534,131.00	$ 106,534,131.00
Weighted Average Exercise Price, Vested options obtained due to merger (in dollars per share)									1,794.00
Weighted Average Exercise Price, Options granted (in dollars per share)									181.00
Weighted Average Exercise Price, Options exercised (in dollars per share)									114.00
Weighted Average Exercise Price, Options cancelled (in dollars per share)									51,261.50
Weighted Average Exercise Price Outstanding, Ending balance (in dollars per share)									442.50	$ 106,534,131.00
Weighted Average Exercise Price, Exercisable (in dollars per share)									398.50
Weighted Average Exercise Price, Vested and expected to vest (in dollars per share)									$ 501.50
Weighted Average Remaining Contractual Life
Weighted Average Remaining Contractual Life Outstanding									8 years 10 months 24 days
Weighted Average Remaining Contractual Life, Exercisable									8 years 7 months 6 days
Weighted Average Remaining Contractual Life, Vested and expected to vest									8 years 10 months 24 days
Aggregate Intrinsic Value
Aggregate Intrinsic Value Outstanding (in dollars)									$ 0
Aggregate Intrinsic Value, Exercisable (in dollars)									0
Vested and expected to vest (in dollars)									$ 0
2003 Stock Incentive Plan, as amended and restated | Stock options
Additional disclosures
Vesting Period									4 years